BORROWINGS - Principal Balances of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 159,107	$ 3,699	$ 12,240	$ 25,968
HSBC Bank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
TOTAL	155,980	0
BPIfrance Financement (France)
Disclosure of detailed information about borrowings [line items]
TOTAL	3,079	0
Liga Nacional de Fútbol Profesional (Spain)
Disclosure of detailed information about borrowings [line items]
TOTAL	0	1,938
Centro para el Desarrollo Tecnológico Industrial (Spain)
Disclosure of detailed information about borrowings [line items]
TOTAL	0	894
BBVA (Mexico)
Disclosure of detailed information about borrowings [line items]
TOTAL	0	760
Banco Desio (Italia)
Disclosure of detailed information about borrowings [line items]
TOTAL	0	15
Others
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 48	$ 92